LONG-TERM DEBT - Amendments and Interest rate swap (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM DEBT
Cash interest expense			$ 15,625	$ 19,488
Amortization of debt issuance costs			2,179	2,968
Amortization of original issue discount			138	183
Interest rate swap			334
Gain on extinguishment of debt			(25)
Total interest expense	$ 20,843	$ 13,633	$ 18,251	$ 22,639